Schedule 1 - Condensed Financial Information of Tata Motors Limited - Consolidated Statements of Comprehensive Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of condensed financial information of parent company [line items]
Net income	₨ 67,682.0	$ 1,038.5	₨ 62,234.4	₨ 96,872.2
(i) Items that will not be reclassified subsequently to profit and loss :
Remeasurement gains and (losses) on defined benefit obligations (net)	46,751.0	717.3	(78,045.0)	49,062.3
Income tax relating to items that will not be reclassified subsequently	(7,613.9)	(116.8)	12,407.4	(11,402.1)
Items that will not be reclassified subsequently to profit and loss	39,089.6	599.8	(65,677.6)	37,651.5
(ii) Items that may be reclassified subsequently to profit and loss :
Gain/(loss) on cash flow hedges (net)	207,055.7	3,176.9	(157,447.3)	5,370.3
Available-for-sale investments	399.6	6.1	752.6	4.7
Income tax relating to items that will be reclassified	(39,069.7)	(599.5)	29,298.9	(1,637.1)
Items that may be reclassified subsequently to profit and loss	268,914.3	4,126.0	(224,590.8)	20,885.7
Other comprehensive income/(loss) for the year, net of tax (i+ii)	308,003.9	4,725.8	(290,268.4)	58,537.2
Total comprehensive income for the year	375,685.9	5,764.3	(228,034.0)	155,409.4
Tata Motors Limited [Member]
Disclosure of condensed financial information of parent company [line items]
Net income	(16,773.7)	(257.3)	(58,276.0)	2,700.4
(i) Items that will not be reclassified subsequently to profit and loss :
Remeasurement gains and (losses) on defined benefit obligations (net)	105.0	1.6	101.8	207.7
Income tax relating to items that will not be reclassified subsequently	(35.9)	(0.6)	(37.9)	(57.3)
Items that will not be reclassified subsequently to profit and loss	69.1	1.0	63.9	150.4
(ii) Items that may be reclassified subsequently to profit and loss :
Gain/(loss) on cash flow hedges (net)	(220.2)	(3.4)	59.2	(139.7)
Available-for-sale investments	451.5	6.9	654.1	101.6
Income tax relating to items that will be reclassified	69.2	1.1	(20.5)	46.8
Items that may be reclassified subsequently to profit and loss	300.5	4.6	692.8	8.7
Other comprehensive income/(loss) for the year, net of tax (i+ii)	369.6	5.6	756.7	159.1
Total comprehensive income for the year	₨ (16,404.1)	$ (251.7)	₨ (57,519.3)	₨ 2,859.5